Significant Accounting Policies - Financial instruments (Details) € in Thousands	Dec. 31, 2020 EUR (€)
Significant Accounting Policies
Interest rate used as a threshold to determine if there has been a substantial modification to the initially recognized financial liability	10.00%
Provision for future operating losses	€ 0